Acquisition Debt	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Acquisition Debt

(6) Acquisition Debt

On March 4, 2011, the Company issued a note payable in association with the purchase of HighCom Security Inc. and on March 31, 2011, the Company issued a note payable in association with the purchase of Acer product designs. These acquisition notes have the following balances at June 30, 2013 and December 31, 2012;

	June 30, 2013 (unaudited)	December 31, 2012

Acquisition note for the purchase of Acer product designs, original amount $30,000, interest at 8%	30,000	30,000

	30,000	30,000
Less: current maturities	(30,000)	(30,000)
	$-	$-